GENERAL	12 Months Ended
Dec. 31, 2023
GENERAL
GENERAL

PERUSAHAAN PERSEROAN (PERSERO)

PT TELEKOMUNIKASI INDONESIA Tbk. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2022 and 2023

For Each of the Three Years in Period Ended December 31, 2023

(Amounts in the tables are expressed in billions of Rupiah, unless otherwise stated)

1.    GENERAL

a.   Establishment and general information

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk. (the “Company”) was originally part of “Post en Telegraafdienst”, which was established and operated commercially in 1884 under the framework of Decree No. 7 dated March 27, 1884 of the Governor General of the Dutch Indies which was published in State Gazette No. 52 dated April 3, 1884.

In 1991, the status of the Company was changed into a state-owned limited liability corporation (“Persero”) based on Government Regulation No. 25/1991. The ultimate parent of the Company is the Government of the Republic of Indonesia (the “Government”).

The Company was established based on Notarial Deed No. 128 dated September 24, 1991 of Imas Fatimah, S.H. The deed of establishment was approved by the Ministry of Justice of the Republic of Indonesia in its Decision Letter No. C2-6870.HT.01.01.Th.1991 dated November 19, 1991 and was published in State Gazette No. 5 dated January 17, 1992, Supplement No. 210. The Company's Articles of Association had been amended several times, with the latest amendments made is in relation with adjustments of the Company’s business activities in the Articles of Association with the Standard Classification of Indonesian Business Fields in 2020.

Amendments to the Company’s Articles of Association as stated in the Notary Deed of Ashoya Ratam, S.H., M.Kn. No. 37 dated June 22, 2022 has been received and approved by the Minister of Law and Human Rights of the Republic of Indonesia (“MoLHR”) based on letter No. AHU-0044650.AH.01.02. Year of 2022 dated June 29, 2022 concerning the Acceptance of Notification Approval of Amendment to the Articles of Association of the Limited Liability Company (Persero) PT Telekomunikasi Indonesia Tbk.

In accordance with Article 3 of the Company’s Articles of Association, the scope of the Company’s activities is to provide telecommunication network and telecommunication and information services, and to optimize the Company’s resources to provide high quality and competitive goods and/or services to gain/pursue profit in order to increase the value of the Company by applying the Limited Liability Company principle. To achieve these objectives, the Company is involved in the following activities:

i.   Main business:

(a)  Planning, building, providing, developing, operating, marketing or selling or leasing, and maintaining telecommunications and information networks in a broad sense in accordance with the prevailing laws and regulations.

(b)  Planning, developing, providing, marketing or selling, and improving telecommunications and information services in a broad sense in accordance with the prevailing laws and regulations.

(c)  Investing, including in the form of equity contribution in other companies, in line with and to achieve the purposes and objectives of the Company.

ii.   Supporting business:

(a)	Providing payment transactions and money transfer services through telecommunications and information networks.
(b)	Performing other activities and undertakings in connection with the optimization of the Company’s resources, which includes the utilization of the Company’s property and equipment and movable assets, information systems, education and training, and repair and maintenance facilities.
(c)	Collaborating with other parties in order to optimize the information and communication or technology resources owned by other service provider in information, communication and technology industry to achieve the purposes and objectives of the Company.

The Company is domiciled and headquartered in Bandung, West Java, located at Jalan Japati No.1, Bandung.

The Company was granted several networks and/or services provision licenses by the Government which are valid for an unlimited period of time, given that the Company complies with the prevailing laws and regulations and fulfills the obligation stated in those licenses. For every license issued by the Ministry of Communication and Information (“MoCI”), an evaluation is performed annually and an overall evaluation is performed every five years. The Company is obliged to submit reports of networks and/or services annually to the Indonesian Directorate General of Post and Informatics (“DGPI”), replacing the previously known as Indonesian Directorate General of Post and Telecommunications (“DGPT”).

The reports comprise of several informations, such as network development progress, service quality standard achievement, number of customers, license payment, and universal service contribution. Meanwhile, for internet telephone services for public purpose, internet interconnection service, and internet access service, additional information is required, such as operational performance, customer segmentation, traffic, and gross revenue.

Details of these licenses are as follows:

License	License No.	Type of service	Grant date/latest renewal date
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate internet service provider	2176/KEP/M.KOMINFO/ 12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/M.KOMINFO/ 16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/M.KOMINFO/ 2018	Internet interconnection services	December 26, 2018
License to operate data communication system services	046/KEP/M.KOMINFO/ 02/2020	Data communication system services	August 3, 2020
License of IPTV service provider	022/KEP/M.KOMINFO/02/2021	Multimedia IPTV service provider	February 25, 2021
License of electronic money issuer and money transfer	Bank Indonesia License 23/587/DKSP/Srt/B	Electronic money and money transfer service	July 1, 2021
License to operate fixed network long distance direct line	073/KEP/M.KOMINFO/02/2021	Fixed network long distance direct line	August 23, 2021
License to operate fixed international network	082/KEP/M.KOMINFO/ 02/2021	Fixed international network	October 8, 2021
License to operate fixed closed network	094/KEP/M.KOMINFO/ 02/2021	Fixed closed network	December 9, 2021
License to operate circuit switched-based local fixed line network	095/KEP/M.KOMINFO/ 02/2021	Circuit switched-based and packet switched-based local fixed line network	December 9, 2021

b.   The company’s Board of Commissioners, Board of Directors, Audit Committee, Corporate Secretary, and Internal Audit

i.     Boards of Commissioners and Directors

Based on the resolutions made at Annual General Meeting (“AGM“) of Stockholders of the Company as covered by Notarial Deed of Ashoya Ratam, S.H., M.Kn., No. 35 dated June 23, 2023 and No. 34, dated June 18, 2021, the composition of the Company’s Boards of Commissioners and Directors as of December 31, 2022 and 2023, respectively, were as follows:

	2022	2023
President Commissioner/ Independent Commissioner	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro
Independent Commissioner	Wawan Iriawan	Wawan Iriawan
Independent Commissioner	Bono Daru Adji	Bono Daru Adji
Independent Commissioner	Abdi Negara Nurdin	Abdi Negara Nurdin*
Commissioner	Arya Mahendra Sinulingga	Arya Mahendra Sinulingga
Commissioner	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Commissioner	Ismail	Ismail
Commissioner	Rizal Mallarangeng	Rizal Mallarangeng
Commissioner	Isa Rachmatarwata	Isa Rachmatarwata
Commissioner	-	Silmy Karim
President Director	Ririek Adriansyah	Ririek Adriansyah
Director of Enterprise & Business Service	F.M. Venusiana R.	F.M. Venusiana R.
Director of Digital Business	Muhamad Fajrin Rasyid	Muhamad Fajrin Rasyid
Director of Human Capital Management	Afriwandi	Afriwandi
Director of Finance & Risk Management	Heri Supriadi	Heri Supriadi
Director of Network & IT Solution	Herlan Wijanarko	Herlan Wijanarko
Director of Strategic Portfolio	Budi Setyawan Wijaya	Budi Setyawan Wijaya
Director of Wholesale & International Services	Bogi Witjaksono	Bogi Witjaksono
Director of Group Business Development	-	Honesti Basyir
Director of Consumer Service	F.M. Venusiana R.	-
*

Based on Notification Letter of VP Investor Relations No. Tel.03/LP 000/DCI-M0200000/2024 addressed to Indonesian Financial Services Authority regarding the Resignation of the Company’s Independent Commissioners, starting from January 19, 2024, Mr. Abdi Negara Nurdin no longer serve as the Company's Independent Commissioner.

ii.    Audit Committee, Corporate Secretary, and Internal Audit

The composition of the Company’s Audit Committee, Corporate Secretary, and Internal Audit as of December 31, 2022 and 2023, respectively, were as follows:

	2022	2023
Chairman	Bono Daru Adji	Bono Daru Adji
Member	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro
Member	Wawan Iriawan	Wawan Iriawan
Member	Abdi Negara Nurdin	Abdi Negara Nurdin*
Member	Emmanuel Bambang Suyitno	Emmanuel Bambang Suyitno
Member	Edy Sihotang	Edy Sihotang
Corporate Secretary	R. Achmad Faisal	Anetta Hasan**
Internal Audit	Daru Mulyawan	Daru Mulyawan

*

Based on the Company’s Board of Commissioner's Letter No. 04/KEP/DK/2024 dated February 6, 2024 regarding the Composition of the Company's Audit Committee Members, Mr. Abdi Negara Nurdin no longer serve as member of the Company's Audit Committee.

**

Based on Notification Letter of VP Investor Relations No. Tel.11/LP 000/DCI-M0000000/2024 addressed to Indonesian Financial Services Authority about Information regarding The Appointment of the Company’s Corporate Secretary, starting from March 18, 2024, Ms. Anetta Hasan no longer serve as the Company’s Corporate Secretary and Mr.R. Achmad Faisal was appointed as Interim Corporate Secretary.

c.    Public offering of securities of the Company

The Company's shares are listed and traded on the Indonesia Stock Exchange (“IDX”) and the New York Stock Exchange (“NYSE”) since November 14, 1995.

On June 16, 2015, the Company issued Continuous Bonds I Telkom Phase I 2015 with nominal of Rp2,200 billion for Series A with a seven-year period, Rp2,100 billion for Series B with a ten-year period, Rp1,200 billion for Series C with a fifteen-year period, and Rp1,500 billion for Series D with a thirty-year period, all of which are listed on the IDX (Note 20b).

d.   Subsidiaries

As of December 31, 2022 and 2023, the Company has consolidated the following directly and indirectly owned subsidiaries (Notes 2b and 2d):

i.  Direct subsidiaries:

		Start year of
		operation	Percentage of ownership*		Total assets before elimination
Subsidiary	Nature of business	commencement	2022	2023	2022	2023
PT Telekomunikasi Selular (“Telkomsel”)**	Mobile telecommunication, fixed broadband, network service, and IPTV	1995	65	70	100,085	112,326
PT Dayamitra Telekomunikasi Tbk. ("Mitratel")	Leasing of towers and digital support services for mobile infrastructure	1995	72	72	56,050	56,996
PT Multimedia Nusantara ("Metra")	Network telecommunication services and multimedia	1998	100	100	18,740	18,425
PT Telekomunikasi Indonesia International (“Telin”)	International telecommunication and information services	1995	100	100	13,949	15,175
PT Telkom Satelit Indonesia (“Telkomsat”)	Telecommunication - provides satellite communication system and its related services	1996	100	100	6,463	7,927
PT Sigma Cipta Caraka (“Sigma”)	Hardware and software computer consultation service	1988	100	100	8,491	7,603
PT Graha Sarana Duta ("GSD")	Developer, trade, service and transportation	1982	100	100	5,845	5,592
PT Telkom Akses ("Telkom Akses")	Construction, service and trade in the field of telecommunication	2013	100	100	5,308	4,777
PT Telkom Data Ekosistem ("TDE")	Data center	1996	100	100	3,189	4,037
PT Metra-Net (“Metra-Net”)	Multimedia portal service	2009	100	100	1,731	1,654
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infra”)	Developer service and trading in the field of telecommunication	2014	100	100	1,360	1,261
PT PINS Indonesia (“PINS”)	Trade in telecommunication devices	1995	100	100	797	775
PT Napsindo Primatel Internasional (“Napsindo”)	Telecommunication - provides Network Access Point (“NAP”), Voice Over Data (“VOD”) and other related services	1999; ceased operations on January 13, 2006	60	60	5	5
PT Telkom Infrastruktur Indonesia (“Infraco”)	Network telecommunication and information services	not yet operating***	—	100	—	0

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

** Refer to Note 1e for details of the Company’s ownership changes in Telkomsel.

***Commencement of commercial operation starts in 2024.

All direct subsidiaries are domiciled in Indonesia.

ii.   Indirect subsidiaries:

		Start year of
		operation	Percentage of ownership*		Total assets before elimination
Subsidiary	Nature of business	commencement	2022	2023	2022	2023
PT Metra Digital Investama (“MDI”)	Trading, information and multimedia technology, entertainment and investment services	2013	100	100	9,019	8,556
Telekomunikasi Indonesia International Ltd. ("Telin Hong Kong"), domiciled in Hong Kong	Investment holding and telecommunication services	2010	100	100	2,981	3,842
Telekomunikasi Indonesia International Pte. Ltd. ("Telin Singapore"), domiciled in Singapore	Telecommunication and related services	2008	100	100	3,678	3,499
PT Infomedia Nusantara (“Infomedia”)	Information provider services, contact center and content directory	1984	100	100	2,267	2,238
PT Telkom Landmark Tower (“TLT”)	Property development and management services	2012	55	55	2,100	1,986
PT Finnet Indonesia (“Finnet”)	Information technology services	2006	60	60	1,248	1,761
PT Persada Sokka Tama ("PST")	Leasing of towers and other telecommunication services	2008	100	100	1,401	1,622
PT Nuon Digital Indonesia (“Nuon”)	Digital content exchange hub services	2010	100	100	1,199	1,194
Telekomunikasi Indonesia International (TL) S.A. ("Telkomcel"), domiciled in Timor Leste	Telecommunication networks, mobile, internet, and data services	2012	100	100	836	1,082
PT Telkomsel Mitra Inovasi ("TMI")	Business management consulting and investment services	2019	100	100	945	1,030
PT Metra Digital Media (“MD Media”)	Telecommunication information and other Information services	2013	100	100	986	993
PT Telkomsel Ekosistem Digital ("TED")	Business management consulting services and investment and/or investment in other companies	2021	100	100	807	777
PT Administrasi Medika (“Admedika”)	Health insurance administration services	2003	100	100	632	757
PT Teknologi Data Infrastruktur (“TDI”)	Telecommunication service and data center	2013	100	60	7	605
TS Global Network Sdn. Bhd. ("TSGN"), domiciled in Malaysia	Satellite services	1996	70	70	566	420
PT Swadharma Sarana Informatika ("SSI")	Cash replenishment services and ATM maintenance	2001	51	51	457	391
PT Digital Aplikasi Solusi (“Digiserve”)	Communication system services	2014	100	100	384	341
PT Graha Telkomsigma ("GTS")	Management and consultation services	1999	100	100	191	333
PT Graha Yasa Selaras (“GYS”)	Tourism and hospitality services	2012	51	51	285	290
PT Nusantara Sukses Investasi ("NSI")	Service and trading	2014	100	100	289	278
PT Nutech Integrasi ("Nutech")	System integrator service	2001	60	60	273	226
Telekomunikasi Indonesia International (USA) Inc. (“Telin USA”), domiciled in USA	Telecommunication and information services	2014	100	100	294	212
PT Collega Inti Pratama ("CIP")	Trading and services	2001	70	70	173	191
PT Media Nusantara Data Global ("MNDG")	Consultation services of hardware, software, data center, and internet exchange	2012	55	55	116	136
Telekomunikasi Indonesia International (Malaysia) Sdn. Bhd. (”Telin Malaysia”), domiciled in Malaysia	Telecommunication and information services	2013	70	70	125	125
Telekomunikasi Indonesia International (Australia) Pty. Ltd. (“Telin Australia”), domiciled in Australia	Telecommunication and information services	2013	100	100	33	67
PT Metra TV (“Metra TV”)	Subscription broadcasting services	2013	100	100	34	50
PT Pojok Celebes Mandiri ("PCM")	Travel agent services	2008	100	100	33	44
PT Bosnet Distribution Indonesia (“BDI”)	Trade and consultation services	2012	60	60	36	40
PT Metraplasa (“Metraplasa”)	Network and e-commerce services	2014; ceased operations on October, 2020	60	60	30	30
NeutraDC Singapore Pte.Ltd (“NeutraDC Singapore”) domiciled in Singapore	Data center	not yet operating***	—	100	—	—

*  Percentage of ownership amounting to 99.99% is presented into rounding of 100%.

***  Commencement of commercial operation starts in 2024.

Other than those specifically stated, indirect subsidiaries are domiciled in Indonesia.

e.   Other important informations

i.    Telkomsel

On June 27, 2023, the Company signed the Spin-off Decree of IndiHome Business to Telkomsel No. 140 that has been approved by AGM of Stockholders based on Notarial Deed of Ashoya Ratam, S.H., M.Kn., No. 35 dated June 23, 2023. The value of IndiHome business segment transferred is Rp58,250 billion. In parallel, Singapore Telecom Mobile Pte. Ltd. ("Singtel"), Telkomsel's minority shareholder, also decided to participate in the capital injection in the form of cash to Telkomsel of Rp2,713 billion. As the result of this, starting from July 1, 2023, the Company's effective ownership in Telkomsel increased from 65% to 69.9% and Singtel's ownership is diluted from 35% to 30.1%.

ii.    Mitratel

Share buyback

On June 2, 2022, Mitratel announced to buyback its shares with a maximum amount of Rp1,000 billion. The buyback period of Mitratel's shares is for three months starting from June 2, 2022 to September 2, 2022. Mitratel has exercised buyback of 885,200,000 of its shares or equivalent to Rp681 billion. On March 6, 2023, Mitratel announced another share buyback with a maximum amount of Rp1,500 billion. The buyback period for Mitratel's shares starts from April 14, 2023. As of December 31, 2023 Mitratel has conducted share buyback amounting to 47,700,000 shares or equivalent to Rp31 billion.

Towers acquisition

(a)	On March 1, 2023, Mitratel and PT Indosat Tbk. (“Indosat”) signed a Seller Closing Certificate for the acquisition of 997 Indosat’s telecommunications towers amounting to Rp1,648 billion. Mitratel and Indosat also agreed to lease back 983 slots of Indosat’s telecommunications towers for 10 years lease period. In addition, Indosat has also agreed to order 3,500 colocations for the next 3 years which will be compensated by Mitratel amounting to Rp473 billion as commitment. As of December 31, 2023, Mitratel has paid Rp406 billion.
(b)	On November 24, 2023, Mitratel acquired 803 telecommunication towers belonging to PT Gametraco Tunggal for Rp1,753 billion.

iii.   Sigma

Based on Notarial Deed No.120 dated April 19, 2022 of Jimmy Tanal, S.H., M.Kn., the Company acquired Sigma’s shares from Metra, resulted in 56.39% ownership by the Company and diluting Metra’s ownership into 43.61%.

iv.   TDI

Based on Notarial Deed of Jimmy Tanal, SH., MKn No. 201 dated October 25, 2023, the shareholders approved the issuance of 4,825,932 new shares with nominal value per share of Rp104,438, of which TDE took 2,451,319 shares or amounted to Rp256 billion, ST Dynamo ID Pte. Ltd. took 2,077,787 shares or amounted to Rp217 billion, and PT Medco Power Indonesia took 296,826 shares or amounted to Rp31 billion. The additional capital contribution dilutes TDE's ownership into 60.0%. Effect of this dilution was recognized as differences in non-controlling interest ownership acquisition transaction of subsidiary amounted to Rp6 billion.

v.   NeutraDC Singapore

Based on Accounting and Corporate Regulatory Authority Singapore (“ACRA”) documents, TDE established NeutraDC Singapore which is domiciled in Singapore on December 7, 2023 by the issuance of 1 share with par value of SGD 1.

vi.   Infraco

Based on Notarial Deed No. 26 dated December 8, 2023 of Aulia Taufani, S.H., the Company and Metra established Infraco by the issuance of 125 shares with total nominal value of Rp12.5 million.

f.   Completion and authorization for the issuance of the consolidated financial statements

The Company’s management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with International Financial Reporting Standards, which have been completed and authorized for issuance by the Board of Directors of the Company on April 1, 2024.